Equity instruments	12 Months Ended
Dec. 31, 2025
Equity Instruments
Equity instruments

7.	Equity instruments

a) Breakdown

The breakdown, by classification and type, of the balances in the "Equity Instruments" line item is as follows:

Thousand of Reais	2025	2024

Classification:
Financial Assets Measured at Fair Value Through Profit or Loss	4,862,393	2,968,823
Financial Assets Measured at Fair Value Through Other Comprehensive Income	92,363	19,633
Total	4,954,756	2,988,456

Type:
Shares of domestic companies	3,004,645	2,048,007
Shares of foreign companies	21,507	54,886
Investment funds (1)	1,928,604	885,563
Total	4,954,756	2,988,456
(1)	Primarily composed of investments in fixed income assets and both government and private securities.

b) Changes

The changes in the balances of the line item "Equity Instruments - Financial Assets Measured at Fair Value through Profit or Loss" were as follows:

Thousand of Reais	2025	2024	2023

Balance at the beginning of the fiscal year	2,968,823	3,422,154	2,605,279
Additions/Disposals (Net)	1,893,570	(453,331)	816,875
Balance at the end of the fiscal year	4,862,393	2,968,823	3,422,154

The changes in the balances of the line item "Equity Instruments - Financial Assets Measured at Fair Value through Other Comprehensive Income" were as follows:

Thousand of Reais	2025	2024	2023

Balance at the beginning of the fiscal year	19,633	15,953	33,493
Additions/Disposals (Net)	72,730	3,680	(17,540)
Balance at the end of the fiscal year	92,363	19,633	15,953